Reverse Recapitalization (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Reverse Recapitalization
Schedule of Reverse Recapitalization
				Additional	Accumulated
	Shares	Par Amount	Common Stock	Paid in Capital	Deficit
SPAC Financing	8,891,718	$0.0001	$889	$8,315,186	$-
Transaction expenses (1)	532,986	0.0001	53	(6,651,674)	(894,662)
Earnout liability				(4,470,918)	(22,638,859)
Warrants liability				(2,009,105)	-
Reverse capitalization on December 21, 2023 (1)	9,424,704		$942	$(4,816,511)	$(23,533,521)

				Additional	Accumulated
	Shares	Par Amount	Common Stock	Paid in Capital	Deficit
SPAC Financing	8,891,718	$0.0001	$889	$8,315,186	$-
Transaction expenses	532,986	0.0001	53	(6,651,674)	-
Earnout liability				(4,470,918)	(22,638,859)
Warrants liability				(2,009,105)	-
Reverse capitalization on December 21, 2023	9,424,704		$942	$(4,816,511)	$(22,638,859)

Schedule of revision of prior period financial information
	As of December 31, 2023
	As Reported	Adjustment	As Revised
Prepaid expenses and other	$913,030	$(894,662)	$18,368
Total current assets	5,693,577	(894,662)	4,798,915
Total assets	6,982,575	(894,662)	6,087,913
Accumulated deficit	(16,582,038)	(894,662)	(17,476,700)
Total stockholders' deficit	(16,592,565)	(894,662)	(17,487,227)